Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Real estate assets:
Land	$ 363,112	$ 359,943
Buildings and improvements	2,918,059	2,867,409
Furniture, fixtures and equipment	87,715	84,997
Capital improvements in progress	51,016	50,844
Real Estate Investment Property, at Cost, Total	3,419,902	3,363,193
Less accumulated depreciation	(930,386)	(901,485)
Real Estate Investment Property, Net, Total	2,489,516	2,461,708
Land held for future development	1,205	1,205
Commercial properties, net	7,868	8,058
Investments in real estate joint ventures	749	4,837
Real estate assets, net	2,499,338	2,475,808
Cash and cash equivalents	8,172	8,886
Restricted cash	649	809
Deferred financing costs, net	12,533	13,380
Other assets	30,576	26,882
Goodwill	4,106	4,106
Total assets	2,555,374	2,529,871
Liabilities:
Secured notes payable	1,094,102	1,170,646
Unsecured notes payable	577,000	483,000
Accounts payable	5,163	3,889
Fair market value of interest rate swaps	17,313	21,423
Accrued expenses and other liabilities	80,849	90,559
Security deposits	6,327	6,167
Due to Related Parties, Current	27,497	24,255
Total liabilities	1,808,251	1,799,939
Redeemable stock	5,191	4,713
Shareholders' equity:
General Partners' Capital Account	718,651	706,296
Limited Partners' Capital Account	30,836	30,993
Accumulated other comprehensive losses	(22,524)	(26,881)
Partners' Capital	726,963	710,408
Noncontrolling interest	14,969	14,811
Total equity	741,932	725,219
Total liabilities and equity	$ 2,555,374	$ 2,529,871